SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20 - SUBSEQUENT EVENTS

In February 2025, following the minority’s proceedings against the Company (see note 18), the minority shareholder has filed an appeal with the Dutch Supreme Court against the judgment of the Enterprise Chamber of the Amsterdam Court of Appeal dated November 14, 2024, in which all of the requests by the minority shareholder were fully dismissed.